Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	CVENT HOLDING CORP.
Entity Central Index Key	0001827075
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 1